Short-term investments (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Short-term Investments
Short-term investments consist of the following:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Bank deposits 1	116,730	64,534	851
Other investments	165,045	171,398	2,259

	281,775	235,932	3,110

Bank deposits are made for periods of between three months and one year depending on the cash requirements of the companies within the Group and earn interest at the respective fixed deposit rates.
Other investments include mutual fund investments and investments in bonds which are recorded at fair value with changes in fair value reported through the consolidated statements of profit or loss. These investments do not qualify for recognition as cash and cash equivalents due to their maturity period and risk of change in value of the investments. Refer Note 25 for further details.

1.
Includes
₹
 6,568 million and
₹
 8,238 million ($ 109 million) under lien with banks,
₹
 213 million and
₹
 215 million ($ 3 million) under lien with others,
₹
 465 million and
₹
 400 million ($ 5 million) deposit held as collateral in respect of closure cost,
₹
 2,726 million and
₹
 436 million ($ 6 million) held as
margin

money, ₹ Nil and ₹ 807 million ($ 11 million) held as reserve created against principal portion on loan from banks,
₹
4,603 million and
₹
 1,563 million ($ 21 million) held as interest reserve created against interest payment on loans from banks and
₹
 Nil and
₹
 566 million ($ 7
million) held as margin money against bank guarantee as at March 31, 2021 and March 31, 2022, respectively.